Exhibit 99.1

World Omni Auto Receivables Trust 2023-C
Monthly Servicer Certificate
August 31, 2024

Dates Covered
Collections Period	08/01/24 - 08/31/24
Interest Accrual Period	08/15/24 - 09/15/24
30/360 Days	30
Actual/360 Days	32
Distribution Date	09/16/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/24	669,014,014.00	33,598
Yield Supplement Overcollateralization Amount 07/31/24	63,970,020.55	0
Receivables Balance 07/31/24	732,984,034.55	33,598
Principal Payments	29,869,573.36	695
Defaulted Receivables	1,067,171.85	40
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/24	60,368,181.24	0
Pool Balance at 08/31/24	641,679,108.10	32,863

Pool Statistics	$ Amount	# of Accounts
Pool Factor	60.34%
Prepayment ABS Speed	1.65%
Aggregate Starting Principal Balance	1,163,498,581.79	43,008

Delinquent Receivables:
Past Due 31-60 days	9,986,892.53	393
Past Due 61-90 days	3,260,214.99	142
Past Due 91-120 days	955,754.48	32
Past Due 121+ days	0.00	0
Total	14,202,862.00	567

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.02%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.60%
Delinquency Trigger Occurred	NO

Recoveries	686,801.80
Aggregate Net Losses/(Gains) - August 2024	380,370.05
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.62%
Prior Net Losses/(Gains) Ratio	0.30%
Second Prior Net Losses/(Gains) Ratio	0.48%
Third Prior Net Losses/(Gains) Ratio	-0.14%
Four Month Average	0.32%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.38%

Overcollateralization Target Amount	7,379,309.74
Actual Overcollateralization	7,379,309.74
Weighted Average Contract Rate	5.99%
Weighted Average Contract Rate, Yield Adjusted	10.98%
Weighted Average Remaining Term	48.64

Flow of Funds	$ Amount
Collections	34,216,695.41
Investment Earnings on Cash Accounts	16,431.38
Servicing Fee	(610,820.03)
Transfer to Collection Account	-
Available Funds	33,622,306.76

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,745,951.81
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	139,360.00
(5) Noteholders' Second Priority Principal Distributable Amount	3,991,244.74
(6) Class C Interest	71,859.58
(7) Noteholders' Third Priority Principal Distributable Amount	15,650,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,379,309.74
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,644,580.89

Total Distributions of Available Funds	33,622,306.76

Servicing Fee	610,820.03
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	991,900,000.00
Original Class B	31,200,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 08/15/24	661,320,352.84
Principal Paid	27,020,554.48
Note Balance @ 09/16/24	634,299,798.36

Class A-1
Note Balance @ 08/15/24	0.00
Principal Paid	0.00
Note Balance @ 09/16/24	0.00
Note Factor @ 09/16/24	0.0000000%

Class A-2a
Note Balance @ 08/15/24	126,334,841.96
Principal Paid	15,938,888.99
Note Balance @ 09/16/24	110,395,952.97
Note Factor @ 09/16/24	49.8401594%

Class A-2b
Note Balance @ 08/15/24	87,835,510.88
Principal Paid	11,081,665.49
Note Balance @ 09/16/24	76,753,845.39
Note Factor @ 09/16/24	49.8401593%

Class A-3
Note Balance @ 08/15/24	316,300,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	316,300,000.00
Note Factor @ 09/16/24	100.0000000%

Class A-4
Note Balance @ 08/15/24	84,000,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	84,000,000.00
Note Factor @ 09/16/24	100.0000000%

Class B
Note Balance @ 08/15/24	31,200,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	31,200,000.00
Note Factor @ 09/16/24	100.0000000%

Class C
Note Balance @ 08/15/24	15,650,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	15,650,000.00
Note Factor @ 09/16/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,957,171.39
Total Principal Paid	27,020,554.48
Total Paid	29,977,725.87

Class A-1
Coupon	5.60700%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.57000%
Interest Paid	586,404.22
Principal Paid	15,938,888.99
Total Paid to A-2a Holders	16,525,293.21

Class A-2b
SOFR Rate	5.35353%
Coupon	5.76353%
Interest Paid	449,993.42
Principal Paid	11,081,665.49
Total Paid to A-2b Holders	11,531,658.91

Class A-3
Coupon	5.15000%
Interest Paid	1,357,454.17
Principal Paid	0.00
Total Paid to A-3 Holders	1,357,454.17

Class A-4
Coupon	5.03000%
Interest Paid	352,100.00
Principal Paid	0.00
Total Paid to A-4 Holders	352,100.00

Class B
Coupon	5.36000%
Interest Paid	139,360.00
Principal Paid	0.00
Total Paid to B Holders	139,360.00

Class C
Coupon	5.51000%
Interest Paid	71,859.58
Principal Paid	0.00
Total Paid to C Holders	71,859.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.8468557
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.0125675
Total Distribution Amount	28.8594232

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	2.6474231
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	71.9588668
Total A-2a Distribution Amount	74.6062899

A-2b Interest Distribution Amount	2.9220352
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	71.9588668
Total A-2b Distribution Amount	74.8809020

A-3 Interest Distribution Amount	4.2916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.2916667

A-4 Interest Distribution Amount	4.1916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.1916667

B Interest Distribution Amount	4.4666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4666667

C Interest Distribution Amount	4.5916665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5916665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	147.71
Noteholders' Third Priority Principal Distributable Amount	579.19
Noteholders' Principal Distributable Amount	273.10

Account Balances	$ Amount
Reserve Account
Balance as of 08/15/24	2,603,351.22
Investment Earnings	11,589.12
Investment Earnings Paid	(11,589.12)
Deposit/(Withdrawal)	-
Balance as of 09/16/24	2,603,351.22
Change	-

Required Reserve Amount	2,603,351.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,449,331.61	6,628,587.21	5,371,555.99
Number of Extensions	152	210	182
Ratio of extensions to Beginning of Period Receivables Balance	0.61%	0.87%	0.68%